INCOME TAXES (Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of timing difference reversed in the year with different rate	11.30%	3.10%	(5.70%)
Tax holiday	0.80%	0.30%	0.30%
Valuation allowance (as a percent)	(36.10%)	(26.80%)	(28.70%)
Expiration of tax loss (as a percent)	(14.00%)
Effect of different tax rate of subsidiaries (as a percent)	13.50%	(0.90%)	(1.70%)
Non-deductible expense (as a percent)	(7.30%)	(1.70%)	0.80%
R&D super deduction (as a percent)	8.40%	1.40%	1.80%
Goodwill impairment			(1.10%)
Others (as a percent)	(0.60%)	0.60%	(0.40%)
Effective income tax rate (as a percent)	1.00%	1.00%	(9.70%)